Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues
Rental income	$ 578,148	$ 667,757	$ 1,762,890	$ 1,902,907
Rental income - tenant reimbursements	60,355	86,816	239,217	284,008
Total	638,503	754,573	2,002,107	2,186,915
Expenses
Rental expenses	373,935	337,583	1,140,057	1,051,013
General and administrative expenses	526,572	5,713,020	1,676,938	7,277,635
Strategic alternative expenses	373,555	2,151,392	1,246,096	2,803,021
Depreciation	82,042	91,058	249,660	264,321
Insurance claim recoveries in excess of cost	(184,339)		(184,339)
Impairment charges		2,100,000	200,000	2,100,000
Total	1,171,765	10,393,053	4,328,412	13,495,990
Other Income (Expense):
Interest income	32,602	59,437	78,526	188,066
Interest expense	(206,224)		(542,570)	(5,748)
Total	(173,622)	59,437	(464,044)	182,318
Net Loss before Condemnation Expense and Provision for Income Taxes	(706,884)	(9,579,043)	(2,790,349)	(11,126,757)
Expense on Condemnation				(2,360)
Net loss before Provision for Income Taxes	(706,884)	(9,579,043)	(2,790,349)	(11,129,117)
Benefit for Income Taxes		(58,182,122)		(58,182,122)
Net (loss) income from continuing operations	(706,884)	48,603,079	(2,790,349)	47,053,005
Income from discontinued operations attributable to non-controlling interest	301,327	104,911	562,866	327,471
Net (loss) income	(405,557)	48,707,990	(2,227,483)	47,380,476
Net Loss from Non-Controlling Interest in GSD, LLC	(385,748)		(2,165,861)
Net (loss) income Attributable to Gyrodyne	$ (19,809)	$ 48,707,990	$ (61,622)	$ 47,380,476
From continuing operations (in Dollars per share)	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96
From discontinued operations (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Total (loss) income -Basic and diluted (in Dollars per share)	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96
Weighted average number of common shares outstanding:
Basic and diluted (in Shares)	1,482,680	1,482,680	1,482,680	1,482,680